UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]:  Amendment Number: [ ]
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Appleton Group Wealth Management
Address:           100 W Lawrence St
                   Third Floor
                   Appleton WI 54911

13F File Number:   28-13465
                   --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Mark C. Scheffler
Title:          CCO
Phone:          920-993-7727

Signature, Place, and Date of Signing




/s/ Mark C. Scheffler        Appleton WI          2/3/12
---------------------        ------------         --------

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

     Form 13 F File Number           Name

     28-13465           Mark C. Scheffler

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers           0

Form 13F Information Table Entry Total:     5

Form 13F Information Table Value Total:     46065

List of Other Included Managers:

   No.   Form 13F File Number       Name

   1     28-NONE
   -     --------                   -------------------------------






                                                                                        INVEST
                                                                                        -------
                                        TITLE                         SHRS               MENT
                                        -----  ---------  ---------  ------  ---  ----  -------
                                         OF                 VALUE    OR PRN  SH/  PUT/  DISCRE-  OTHER
                                        -----  ---------  ---------  ------  ---  ----  -------  -----
NAME OF ISSUER                          CLASS    CUSIP    (X$1,000)   AMT    PRN  CALL   TION     MGR    SOLE   SHARED  NONE
--------------------------------------  -----  ---------  ---------  ------  ---  ----  -------  -----  ------  ------  ----
--------------------------------------

iShares Russell 1000 Value (IWD)        EQ     464287598      9963   156942  S          SLE          0  156942
iShares Dow Jones US Real Est. (IYR)    EQ     464287739      8007   140952  S          SLE          0  140952
SPDR Barclays Capital High Yield (JNK)  EQ     78464A417      7146   185850  S          SLE          0  185850
SPDR S&P 500 (SPY)                      EQ     78462F103      7064    56285  S          SLE          0   56285
PowerShares QQQ Trust, Series 1 (QQQ)   EQ     73935A104     13885   248710  S          SLE          0  248710